Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000106452 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000106452 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000106452 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000106452 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000106452 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000106452 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000106452 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000106452 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000106452 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000106452 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000106452 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000106452 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000106452 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.70%
C000106452 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000106452 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000106452 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000009055 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009055 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000009055 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000009055 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000009055 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009055 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000009055 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000009055 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000009055 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000009055 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000009055 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000009055 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000009055 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.70%
C000009055 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000009055 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000009055 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000009054 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009054 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000009054 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000009054 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000009054 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009054 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000009054 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000009054 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000009054 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000009054 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000009054 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000009054 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000009054 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.70%
C000009054 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000009054 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000009054 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000113497 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000113497 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000113497 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000113497 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000113497 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000113497 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000113497 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000113497 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000113497 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000113497 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000113497 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000113497 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000113497 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.70%
C000113497 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000113497 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000113497 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000155628 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000155628 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000155628 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000155628 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000155628 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000155628 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000155628 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000155628 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000155628 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000155628 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000155628 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000155628 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000155628 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.70%
C000155628 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000155628 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000155628 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000009052 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009052 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000009052 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000009052 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000009052 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009052 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000009052 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000009052 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000009052 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000009052 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000009052 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000009052 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000009052 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.70%
C000009052 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000009052 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000009052 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000009050 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009050 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000009050 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000009050 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000009050 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009050 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000009050 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000009050 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000009050 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000009050 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000009050 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000009050 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000009050 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.70%
C000009050 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000009050 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000009050 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000009056 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009056 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000009056 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000009056 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000009056 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009056 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000009056 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000009056 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000009056 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000009056 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000009056 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000009056 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000009056 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.70%
C000009056 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000009056 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000009056 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000009068 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000009068 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009068 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009068 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009068 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009068 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009068 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000009068 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000009068 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000009068 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.10%
C000009068 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000009068 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000009068 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C000009068 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000009068 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000009068 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000009068 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000009068 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000009068 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000009068 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009068 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000034075 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000034075 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000034075 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000034075 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000034075 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000034075 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000034075 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000034075 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000034075 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000034075 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.10%
C000034075 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000034075 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000034075 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C000034075 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000034075 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000034075 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000034075 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000034075 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000034075 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000034075 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000034075 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000009062 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000009062 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009062 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009062 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009062 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009062 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009062 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000009062 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000009062 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000009062 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.10%
C000009062 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000009062 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000009062 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C000009062 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000009062 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000009062 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000009062 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000009062 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000009062 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000009062 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009062 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000009064 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000009064 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009064 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009064 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009064 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009064 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009064 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000009064 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000009064 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000009064 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.10%
C000009064 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000009064 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000009064 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C000009064 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000009064 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000009064 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000009064 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000009064 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000009064 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000009064 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009064 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000155629 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000155629 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000155629 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000155629 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000155629 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000155629 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000155629 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000155629 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000155629 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000155629 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.10%
C000155629 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000155629 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000155629 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C000155629 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000155629 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000155629 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000155629 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000155629 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000155629 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000155629 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000155629 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000113498 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000113498 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000113498 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000113498 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000113498 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000113498 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000113498 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000113498 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000113498 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000113498 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.10%
C000113498 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000113498 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000113498 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C000113498 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000113498 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000113498 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000113498 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000113498 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000113498 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000113498 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000113498 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000009066 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000009066 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009066 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009066 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009066 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009066 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009066 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000009066 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000009066 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000009066 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.10%
C000009066 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000009066 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000009066 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C000009066 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000009066 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000009066 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000009066 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000009066 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000009066 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000009066 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009066 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000009067 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000009067 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009067 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009067 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009067 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009067 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009067 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000009067 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000009067 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000009067 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.10%
C000009067 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000009067 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000009067 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C000009067 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000009067 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000009067 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000009067 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000009067 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000009067 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000009067 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009067 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000106453 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000106453 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000106453 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000106453 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000106453 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000106453 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000106453 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000106453 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000106453 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000106453 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.10%
C000106453 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000106453 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000106453 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C000106453 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000106453 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000106453 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000106453 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000106453 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000106453 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000106453 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000106453 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000106454 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000106454 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000106454 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000106454 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000106454 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000106454 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000106454 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000106454 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000106454 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.40%
C000106454 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000106454 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000106454 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000106454 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000106454 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000106454 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000106454 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000106454 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000106454 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000106454 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000009076 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009076 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000009076 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000009076 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000009076 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000009076 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000009076 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000009076 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000009076 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.40%
C000009076 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000009076 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000009076 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000009076 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000009076 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000009076 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000009076 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000009076 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000009076 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009076 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000009075 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009075 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000009075 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000009075 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000009075 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000009075 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000009075 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000009075 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000009075 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.40%
C000009075 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000009075 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000009075 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000009075 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000009075 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000009075 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000009075 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000009075 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000009075 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009075 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000113499 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000113499 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000113499 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000113499 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000113499 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000113499 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000113499 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000113499 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000113499 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.40%
C000113499 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000113499 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000113499 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000113499 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000113499 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000113499 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000113499 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000113499 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000113499 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000113499 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000155630 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000155630 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000155630 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000155630 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000155630 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000155630 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000155630 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000155630 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000155630 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.40%
C000155630 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000155630 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000155630 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000155630 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000155630 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000155630 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000155630 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000155630 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000155630 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000155630 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000009073 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009073 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000009073 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000009073 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000009073 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000009073 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000009073 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000009073 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000009073 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.40%
C000009073 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000009073 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000009073 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000009073 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000009073 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000009073 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000009073 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000009073 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000009073 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009073 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000009071 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009071 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000009071 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000009071 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000009071 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000009071 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000009071 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000009071 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000009071 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.40%
C000009071 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000009071 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000009071 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000009071 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000009071 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000009071 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000009071 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000009071 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000009071 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009071 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000009077 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009077 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000009077 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000009077 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000009077 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000009077 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000009077 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000009077 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000009077 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.40%
C000009077 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000009077 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000009077 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000009077 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000009077 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000009077 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000009077 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000009077 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000009077 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009077 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000009086 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009086 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000009086 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009086 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009086 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000009086 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000009086 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000009086 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000009086 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000009086 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000009086 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000009086 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000009086 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.10%
C000009086 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009086 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000009086 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000009086 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000009086 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009086 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000034076 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000034076 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000034076 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000034076 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000034076 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000034076 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000034076 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000034076 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000034076 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000034076 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000034076 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000034076 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000034076 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.10%
C000034076 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000034076 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000034076 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000034076 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000034076 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000034076 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000009080 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009080 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000009080 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009080 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009080 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000009080 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000009080 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000009080 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000009080 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000009080 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000009080 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000009080 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000009080 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.10%
C000009080 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009080 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000009080 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000009080 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000009080 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009080 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000009082 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009082 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000009082 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009082 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009082 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000009082 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000009082 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000009082 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000009082 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000009082 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000009082 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000009082 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000009082 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.10%
C000009082 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009082 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000009082 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000009082 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000009082 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009082 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000155631 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000155631 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000155631 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000155631 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000155631 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000155631 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000155631 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000155631 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000155631 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000155631 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000155631 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000155631 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000155631 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.10%
C000155631 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000155631 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000155631 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000155631 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000155631 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000155631 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000113500 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000113500 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000113500 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000113500 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000113500 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000113500 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000113500 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000113500 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000113500 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000113500 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000113500 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000113500 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000113500 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.10%
C000113500 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000113500 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000113500 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000113500 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000113500 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000113500 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000009084 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009084 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000009084 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009084 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009084 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000009084 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000009084 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000009084 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000009084 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000009084 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000009084 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000009084 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000009084 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.10%
C000009084 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009084 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000009084 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000009084 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000009084 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009084 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000009085 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009085 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000009085 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009085 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009085 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000009085 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000009085 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000009085 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000009085 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000009085 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000009085 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000009085 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000009085 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.10%
C000009085 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009085 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000009085 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000009085 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000009085 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009085 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000106455 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000106455 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000106455 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000106455 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000106455 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000106455 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000106455 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000106455 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000106455 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000106455 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000106455 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000106455 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000106455 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.10%
C000106455 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000106455 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000106455 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000106455 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000106455 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000106455 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000106456 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000106456 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000106456 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000106456 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000106456 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000106456 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000106456 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000106456 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000106456 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000106456 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.40%
C000106456 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000106456 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000106456 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000106456 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000106456 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000106456 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000106456 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000106456 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000106456 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000106456 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009104 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000009104 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009104 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000009104 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000009104 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000009104 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000009104 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000009104 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009104 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000009104 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.40%
C000009104 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000009104 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000009104 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000009104 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009104 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000009104 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000009104 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000009104 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000009104 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000009104 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009103 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000009103 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009103 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000009103 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000009103 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000009103 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000009103 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000009103 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009103 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000009103 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.40%
C000009103 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000009103 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000009103 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000009103 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009103 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000009103 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000009103 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000009103 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000009103 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000009103 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000113501 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000113501 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000113501 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000113501 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000113501 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000113501 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000113501 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000113501 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000113501 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000113501 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.40%
C000113501 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000113501 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000113501 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000113501 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000113501 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000113501 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000113501 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000113501 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000113501 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000113501 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000155632 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000155632 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000155632 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000155632 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000155632 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000155632 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000155632 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000155632 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000155632 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000155632 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.40%
C000155632 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000155632 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000155632 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000155632 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000155632 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000155632 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000155632 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000155632 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000155632 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000155632 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009101 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000009101 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009101 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000009101 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000009101 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000009101 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000009101 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000009101 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009101 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000009101 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.40%
C000009101 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000009101 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000009101 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000009101 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009101 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000009101 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000009101 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000009101 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000009101 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000009101 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009099 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000009099 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009099 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000009099 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000009099 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000009099 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000009099 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000009099 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009099 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000009099 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.40%
C000009099 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000009099 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000009099 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000009099 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009099 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000009099 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000009099 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000009099 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000009099 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000009099 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000034077 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000034077 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000034077 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000034077 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000034077 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000034077 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000034077 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000034077 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000034077 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000034077 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.40%
C000034077 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000034077 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000034077 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000034077 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000034077 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000034077 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000034077 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000034077 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000034077 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000034077 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009105 [Member] | Absolute return [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000009105 [Member] | Sector equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009105 [Member] | Alternative and specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000009105 [Member] | High yield bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000009105 [Member] | Emerging market debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000009105 [Member] | Short term bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000009105 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000009105 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009105 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000009105 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.40%
C000009105 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000009105 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000009105 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000009105 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009105 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000009105 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000009105 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000009105 [Member] | Multi sector bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000009105 [Member] | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000009105 [Member] | Multi asset income [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%